Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit loss, other receivables	¥ 5,517	¥ 4,606	¥ 0
Write-down for prepayments to third-party suppliers	0	0	¥ 202,522
Foundry Service [Member]
Purchase obligation to third parties	¥ 917,346	¥ 121,015